Accounts Receivable Securitization - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 20, 2018	Mar. 08, 2017
Servicing Liability at Amortized Cost [Line Items]
Investment limit			$ 125,000,000	$ 100,000,000
Amount drawn on investment limit	$ 0	$ 85,000,000
Servicing liability amortization	1,100,000	900,000
Proceeds from accounts receivable securitization	1,143,500,000	957,800,000
Cash collection	1,102,600,000	825,000,000
Outstanding principal on receivables sold under securitization	173,700,000	132,800,000
Loss related to receivables sold	0	1,200,000
Other current liabilities
Servicing Liability at Amortized Cost [Line Items]
Servicing liability	3,400,000	1,100,000
Other non-current liabilities
Servicing Liability at Amortized Cost [Line Items]
Servicing liability	$ 400,000	$ 1,300,000